Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 3,248	$ 3,117
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,452	2,315	$ 2,356
Amortized cost, gross of reinsurance ceded [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,575	1,380
Amortized cost, gross of reinsurance ceded [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	877	935
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	2,503	2,618
Fair value [Member] | U.S. fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	1,547	1,602
Fair value [Member] | Canadian fixed annuity products [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities	$ 956	$ 1,016